UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                                                                     811-02340

Montgomery Street Income Securities, Inc.
(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Address of principal executive office)

Mark D. Nerud
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 338-5801

Date of fiscal year end:                                           December 31

Date of Reporting Period:                                        January 1, 2011 – March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Montgomery Street Income Securities, Inc. (the “Fund”) Investment Portfolio	as of March 31, 2011 (Unaudited)
Principal Amount ($)	Value ($)

Corporate Bonds 83.4%

Consumer Discretionary 2.3%
Aviation Capital Group, 7.13%, 10/15/20 (a)	$600,000	$625,878
COX Communications Inc., 6.25%, 06/01/18 (a)	263,000	293,250
CSC Holdings Inc., 8.63%, 02/15/19	2,000,000	2,290,000
NBC Universal Inc., 2.88%, 04/01/16 (a)	300,000	293,072
Reynolds Group Inc., 7.13%, 04/15/19 (a)	300,000	307,500
TCI Communications Inc., 8.75%, 08/01/15	35,000	42,475
Time Warner Cable Inc., 8.25%, 04/01/19	290,000	353,286
		4,205,461

Consumer Staples 3.1%
Altria Group Inc., 9.70%, 11/10/18	3,000,000	3,945,351
Altria Group Inc., 9.25%, 08/06/19	500,000	652,536
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	360,000	442,911
Kraft Foods Inc., 5.38%, 02/10/20	512,000	540,542
		5,581,340

Energy 13.2%
Anadarko Petroleum Corp., 6.45%, 09/15/36	800,000	798,967
BP Capital Markets Plc, 2.75%, 02/27/12	16,000	16,259
BP Capital Markets Plc, 3.13%, 03/10/12	38,000	38,835
BP Capital Markets Plc, 3.75%, 06/17/13	24,000	24,891
BP Capital Markets Plc, 3.63%, 05/08/14	521,000	541,115
BP Capital Markets Plc, 3.13%, 10/01/15	800,000	804,473
Coffeyville Resources LLC, 9.00%, 04/01/15 (a)	1,011,000	1,099,462
Energy Transfer Partners LP, 8.50%, 04/15/14	200,000	233,701
Energy Transfer Partners LP, 9.70%, 03/15/19	500,000	652,621
Energy Transfer Partners LP, 9.00%, 04/15/19	2,000,000	2,526,648
Gazprom OAO, 9.25%, 04/23/19 (a)	300,000	373,110
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19 (a)	400,000	442,586
NGPL PipeCo LLC, 6.51%, 12/15/12 (a)	2,475,000	2,651,317
NGPL PipeCo LLC, 7.12%, 12/15/17 (a)	800,000	893,866
Novatek Finance Ltd., 5.33%, 02/03/16 (a)	1,000,000	1,028,385
Novatek Finance Ltd., 6.60%, 02/03/21 (a)	800,000	840,005
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (a)	1,700,000	1,791,375
Petrobras International Finance Co., 7.88%, 03/15/19	2,000,000	2,348,170
Pioneer Natural Resources Co., 7.20%, 01/15/28	200,000	208,557
Pride International Inc., 6.88%, 08/15/20	500,000	566,875
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.30%, 09/30/20 (b)	961,300	997,349
Rockies Express Pipeline LLC, 6.25%, 07/15/13 (a)	3,000,000	3,204,291
Rockies Express Pipeline LLC, 5.63%, 04/15/20 (a)	1,000,000	994,048
Transcontinental Gas Pipe Line Corp., 6.40%, 04/15/16	250,000	287,117
Transocean Inc., 6.50%, 11/15/20	500,000	551,271
		23,915,294

Financials 54.2%
ABN AMRO Holding NA, 6.52% (callable at 100 beginning 11/08/12) (a) (b) (c)	1,000,000	955,000
American Express Co., 6.15%, 08/28/17	1,000,000	1,119,048
American Express Credit Corp., 7.30%, 08/20/13	700,000	782,715
American International Group Inc., 4.95%, 03/20/12	3,000,000	3,090,087
American International Group Inc., 8.25%, 08/15/18	500,000	584,769
Australia & New Zealand Banking Group Ltd., 5.10%, 01/13/20 (a)	1,000,000	1,028,412

The accompanying notes are an integral part of the financial statements.

Principal Amount ($)	Value ($)

BAC Capital Trust XI, 6.63%, 05/23/36	$120,000	$117,347
Banco do Brasil SA, 6.00%, 01/22/20 (a)	500,000	525,000
Banco Santander Brasil SA, 4.50%, 04/06/15 (a)	100,000	101,718
Banco Santander Brasil SA, 4.50%, 04/06/15	300,000	305,153
Banco Santander Chile, 1.55%, 04/20/12 (a) (d)	900,000	899,734
Banco Santander Chile, 3.75%, 09/22/15 (a)	500,000	498,550
Banco Votorantim SA, 5.25%, 02/11/16	400,000	411,000
Bank of America Corp., 5.65%, 05/01/18	750,000	783,811
Banque PSA Finance, 2.20%, 04/04/14 (a) (d)	300,000	299,134
Barclays Bank Plc, 7.43% (callable at 100 beginning 12/15/17) (a) (b) (c)	200,000	200,000
Barclays Bank Plc, 5.00%, 09/22/16	1,000,000	1,060,181
Barclays Bank Plc, 10.18%, 06/12/21 (a)	1,400,000	1,778,154
BBVA Bancomer SA, 4.50%, 03/10/16 (a)	500,000	501,059
BBVA Bancomer SA, 6.50%, 03/10/21 (a)	400,000	395,265
BNP Paribas SA, 7.78% (callable at 100 beginning 07/02/18) (b) (c), EUR	500,000	758,553
BPCE SA, 2.06%, 02/07/14 (a) (d)	700,000	705,223
Capital One Capital V, 10.25%, 08/15/39	1,000,000	1,085,000
CBA Capital Trust II, 6.02% (callable at 100 beginning 03/15/16) (a) (b) (c)	200,000	196,509
CIT Group Inc., 7.00%, 05/01/13	1,448,481	1,475,640
Citigroup Inc., 6.01%, 01/15/15	3,500,000	3,824,852
Citigroup Inc., 6.13%, 05/15/18	1,600,000	1,745,138
Citigroup Inc., 8.50%, 05/22/19	1,235,000	1,523,837
Commonwealth Bank of Australia, 1.04%, 03/17/14 (d) (e)	200,000	199,712
Commonwealth Bank of Australia, 5.00%, 10/15/19 (a)	1,000,000	1,032,641
Credit Agricole SA, 5.14% (callable at 100 beginning 02/24/16) (b) (c), GBP	200,000	277,689
Credit Agricole SA, 1.75%, 01/21/14 (a) (d)	400,000	406,038
Export-Import Bank of Korea, 4.00%, 01/29/21	200,000	182,381
FCE Bank Plc, 7.13%, 01/16/12, EUR	1,000,000	1,459,709
Fibria Overseas Finance Ltd., 7.50%, 05/04/20	100,000	108,500
Fibria Overseas Finance Ltd., 6.75%, 03/03/21 (a)	200,000	206,500
Goldman Sachs Group Inc., 5.95%, 01/18/18	650,000	697,972
Goldman Sachs Group Inc., 5.38%, 03/15/20	1,000,000	1,015,335
Goldman Sachs Group Inc., 6.00%, 06/15/20	3,200,000	3,382,800
HBOS Plc, 6.75%, 05/21/18 (a)	700,000	685,104
HSBC Bank Plc, 4.13%, 08/12/20 (a)	2,000,000	1,913,900
HSBC Bank Plc, 5.00%, 03/20/23 (c), GBP	500,000	767,821
HSBC Finance Corp., 6.68%, 01/15/21 (a)	300,000	311,396
International Lease Finance Corp., 7.13%, 09/01/18 (a)	1,700,000	1,826,650
Intesa Sanpaolo SpA, 2.71%, 02/24/14 (a) (d)	1,800,000	1,823,090
IPIC GMTN Ltd., 5.00%, 11/15/20 (a)	300,000	291,000
JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (b) (c)	2,000,000	2,188,220
JPMorgan Chase & Co., 6.00%, 01/15/18	2,000,000	2,192,968
JPMorgan Chase & Co., 6.30%, 04/23/19	2,200,000	2,435,151
Lazard Group LLC, 6.85%, 06/15/17	500,000	532,261
LBG Capital No.1 Plc, 7.87%, 08/25/20, GBP	1,000,000	1,524,047
LBG Capital No.1 Plc, 7.88%, 11/01/20	450,000	438,975
Lloyds TSB Bank Plc, 2.65%, 01/24/14 (d)	300,000	307,533
Lloyds TSB Bank Plc, 6.38%, 01/21/21	100,000	104,210
Manufacturers & Traders Trust Co, 5.59%, 12/28/20 (callable at 100 beginning 12/28/15) (b) (c)	410,000	397,456
Mellon Capital IV, 6.24% (callable at 100 beginning 06/20/12) (b) (c)	570,000	522,975
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	580,000	612,996
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	4,950,000	5,497,925
Metropolitan Life Global Funding I, 1.04%, 01/10/14 (a) (d)	300,000	301,637
Morgan Stanley, 6.63%, 04/01/18	1,000,000	1,099,116
Morgan Stanley, 7.30%, 05/13/19	1,500,000	1,687,138
Morgan Stanley, 5.50%, 01/26/20	2,850,000	2,862,400
Morgan Stanley, 5.38%, 08/10/20, EUR	100,000	138,214
Rabobank Capital Funding Trust III, 5.25% (callable at 100 on 10/21/16) (a) (b) (c)	800,000	798,194

The accompanying notes are an integral part of the financial statements.

Principal Amount ($)	Value ($)

Rabobank Nederland NV, 11.00% (callable at 100 beginning 06/30/19) (a) (b) (c)	$1,000,000	$1,302,500
Rabobank Nederland NV, 6.88%, 03/19/20, EUR	1,100,000	1,574,502
Regions Financial Corp., 4.88%, 04/26/13	1,000,000	1,015,222
Royal Bank of Scotland Plc, 5.63%, 08/24/20	2,000,000	1,995,682
RZD Capital Ltd., 5.74%, 04/03/17	1,300,000	1,354,860
Sberbank, 5.50%, 07/07/15	700,000	735,875
Sberbank Via SB Capital SA, 5.40%, 03/24/17	1,200,000	1,224,000
Shinhan Bank, 4.13%, 10/04/16 (a)	200,000	200,723
SLM Corp., 5.13%, 08/27/12	1,000,000	1,032,036
SLM Corp., 5.38%, 01/15/13	2,000,000	2,080,304
SLM Corp., 8.45%, 06/15/18	500,000	560,000
State Street Capital Trust IV, 1.31%, 06/15/37 (callable at 100 beginning 06/15/12) (d)	670,000	552,848
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (a)	2,100,000	2,055,467
TNK-BP Finance SA, 7.50%, 03/13/13	2,000,000	2,185,000
TNK-BP Finance SA, 7.25%, 02/02/20	1,000,000	1,100,000
TransCapitalInvest Ltd., 8.70%, 08/07/18	2,250,000	2,784,375
UBS AG Stamford, 5.88%, 12/20/17	1,000,000	1,091,957
UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (b) (c)	1,100,000	1,086,250
USB Capital IX, 6.19% (callable at 100 beginning 04/15/11) (b) (c)	625,000	523,438
USB Realty Corp., 6.09% (callable at 100 beginning 01/15/12) (a) (b) (c)	600,000	504,000
Ventas Realty LP, 3.13%, 11/30/15	100,000	97,014
VTB Bank, 6.88%, 05/29/18 (a)	400,000	434,480
Wachovia Corp., 5.75%, 02/01/18	800,000	881,317
Wells Fargo Capital XIII, 7.70% (callable at 100 beginning 03/26/13) (b) (c)	2,100,000	2,163,000
White Nights Finance BV, 10.50%, 03/25/14	2,000,000	2,411,000
		97,926,393

Health Care 1.8%
Fresenius Medical Care Term Loan B, 1.68%, 03/31/13 (d)	158,905	158,309
Fresenius Medical Care Term Loan B, 1.68%, 03/31/13 (d)	162,148	161,540
Fresenius Medical Care Term Loan B, 1.68%, 03/31/13 (d)	21,958	21,876
Fresenius Medical Care Term Loan B, 1.68%, 03/31/13 (d)	654,371	651,917
HCA Inc., 8.50%, 04/15/19	2,000,000	2,220,000
		3,213,642

Industrials 0.5%
CSN Islands XI Corp., 6.88%, 09/21/19 (a)	700,000	777,000
CSN Resources SA, 6.50%, 07/21/20 (a)	200,000	213,000
		990,000

Materials 5.6%
Anglo American Capital Plc, 9.38%, 04/08/14 (a)	543,000	649,471
Cliffs Natural Resources Inc., 5.90%, 03/15/20	1,000,000	1,066,465
CSN Resources SA, 6.50%, 07/21/20	500,000	532,500
Dow Chemical Co., 8.55%, 05/15/19	990,000	1,251,403
Georgia-Pacific LLC, 5.40%, 11/01/20 (a)	2,300,000	2,271,188
GTL Trade Finance Inc., 7.25%, 10/20/17	2,000,000	2,250,000
LBI Escrow Corp., 8.00%, 11/01/17 (a)	900,000	992,250
Rio Tinto Finance USA Ltd., 9.00%, 05/01/19	200,000	262,824
Teck Resources Ltd., 10.75%, 05/15/19	360,000	459,720
Vale Overseas Ltd., 4.63%, 09/15/20	400,000	390,158
		10,125,979

Telecommunication Services 0.3%
Qtel International Finance Ltd., 4.75%, 02/16/21 (a)	300,000	279,750

The accompanying notes are an integral part of the financial statements.

Principal Amount ($)	Value ($)

Rogers Communications Inc., 7.50%, 03/15/15	$179,000	$211,300
491,050

Utilities 2.4%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19	400,000	448,000
Consumers Energy Co., 6.70%, 09/15/19	540,000	634,960
Duquesne Light Holdings Inc., 6.40%, 09/15/20 (a)	400,000	406,950
Florida Power Corp., 5.80%, 09/15/17	195,000	220,900
Korea Electric Power Corp., 3.00%, 10/05/15 (a)	1,400,000	1,366,470
NRG Energy Inc., 8.25%, 09/01/20 (a)	200,000	208,000
NRG Energy Inc. Term Loan B, 4.00%, 02/01/13 (d)	272,595	270,990
NRG Energy Inc. Term Loan B, 6.58%, 02/01/13 (d)	722,359	718,104
		4,274,374
Total Corporate Bonds (cost $147,323,998)	150,723,533

Non-U.S. Government Agency Asset-Backed Securities 13.8%

Aircraft Certificate Owner Trust, (2003, 1A, D), 6.46%, 09/20/22 (a)	70,357	69,654
Ally Auto Receivables Trust, (2009, B, A3), 1.98%, 10/15/13 (a)	1,000,000	1,012,618
American Airlines Pass-Through Trust, 10.38%, 07/02/19	1,959,050	2,301,884
American Airlines Pass-Through Trust (insured by Assured Guaranty Corp.), 7.86%, 04/01/13	1,000,000	1,033,700
Banc of America Funding Corp. REMIC, (2004, A, 1A3), 4.96%, 09/20/34 (d)	1,160,669	1,178,958
Banc of America Mortgage Securities Inc. REMIC, (2005, H, 2A5), 3.18%, 09/25/35 (d)	1,065,000	844,320
Bayview Commercial Asset Trust, Interest Only REMIC, (2007, 2A, IO), 2.66%, 05/25/14 (a) (d)	5,184,510	465,051
Bayview Commercial Asset Trust, Interest Only REMIC, (2007, 4A, IO), 2.83%, 09/25/37 (a) (d)	5,520,685	560,350
Bayview Financial Acquisition Trust REMIC, (2007, B, 2A1), 0.55%, 08/28/37 (d)	587,881	563,439
Bear Stearns Adjustable Rate Mortgage Trust REMIC, (2004, 6, 2A1), 3.10%, 09/25/34 (d)	810,802	689,909
Citigroup Mortgage Loan Trust Inc. REMIC, (2004, NCM2, 1CB2), 6.75%, 08/25/34	194,704	196,622
Continental Airlines Pass-Through Trust Class A, 9.00%, 07/08/16	1,878,741	2,132,371
Countrywide Alternative Loan Trust REMIC, (2004, 14T2, A4), 5.50%, 08/25/34	115,217	115,954
Countrywide Alternative Loan Trust REMIC, (2004, 35T2, A1), 6.00%, 02/25/35	102,302	101,836
Credit Suisse First Boston Mortgage Securities Corp. REMIC, (2004, AR8, 2A1), 2.84%, 09/25/34 (d)	1,527,403	1,461,939
Credit-Based Asset Servicing and Securitization LLC, (2006, SC1, A), 0.52%, 05/25/36 (a) (d)	108,893	84,921
Delta Air Lines Inc. Pass-Through Trust, 7.11%, 03/18/13	2,000,000	2,060,000
Galaxy CLO Ltd., (2005, 4A, A1VB), 0.58%, 04/17/17 (d) (e) (f)	986,155	949,326
GMAC Mortgage Corp. Loan Trust REMIC (insured by Financial Guaranty Insurance Co.), (2006, HE3, A2), 5.75%, 10/25/36 (d)	295,272	188,474
Holmes Master Issuer Plc, (2011, 1A, A3), 2.34%, 10/15/54 (d), EUR	700,000	991,964
Lehman Brothers Small Balance Commercial REMIC, (2006, 2A, 2A2), 5.62%, 09/25/36 (a) (d)	191,173	170,144
Nationstar NIM Trust, (2007, A, A), 9.79%, 03/25/37 (a)	22,008	—
Residential Asset Securitization Trust REMIC, (2005, A1, A3), 5.50%, 04/25/35	2,384,259	2,229,723
Systems 2001 Asset Trust LLC (insured by MBIA Insurance Corp.), (2001, CL, B), 7.16%, 12/15/11 (a)	50,191	51,386
Truman Capital Mortgage Loan Trust REMIC, (2006, 1, A), 0.51%, 03/25/36 (a) (d)	1,962,949	1,481,444
UAL, 2009-1 Pass-Through Trust, 10.40%, 11/01/16	1,888,613	2,162,462
Washington Mutual Mortgage Pass-Through Certificates REMIC, (2005, AR16, 1A3), 2.59%, 12/25/35	1,320,000	1,040,474
Wells Fargo Mortgage Backed Securities Trust REMIC, (2006, 1, A3), 5.00%, 03/25/21 (d)	729,353	732,813
Total Non-U.S. Government Agency Asset-Backed Securities (cost $25,394,902)	24,871,736

Government and Agency Obligations 0.3%

Government Securities 0.2%

Sovereign 0.2%
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/20 (a)	400,000	407,000

U.S. Government Agency Mortgage-Backed Securities 0.1%

Federal Home Loan Mortgage Corp. 0.0%
Federal Home Loan Mortgage Corp. REMIC, 7.00%, 08/15/21	16,378	18,125

The accompanying notes are an integral part of the financial statements.

Principal Amount ($)	Value ($)
Federal National Mortgage Association 0.1%
Federal National Mortgage Association REMIC, 5.00%, 06/25/34	158,822	159,033
Total Government and Agency Obligations (cost $573,476)	584,158

Short Term Investments 1.0%

U.S. Treasury Securities 0.4%
U.S. Treasury Bill, 0.14%, 09/15/11 (g)	$412,000	$411,694
U.S. Treasury Bill, 0.16%, 07/07/11 (g)	299,000	298,918
U.S. Treasury Bill, 0.18%, 07/14/11 (g)	41,000	40,988
U.S. Treasury Bill, 0.18%, 07/21/11 (g)	62,000	61,981

Repurchase Agreements 0.6%
Repurchase Agreement with JP Morgan Securities LLC, 0.15% (Collateralized by $1,109,000 Federal National Mortgage Association, 2.00%, due 01/09/12 value $1,123,583) acquired on 03/31/11, due 04/01/11 at $1,100,005, 04/01/11	1,100,000	1,100,000
Total Short Term Investments (cost $1,913,550)	1,913,581

Total Investments - 98.5% (cost $175,205,926)	178,093,008
Other Assets and Liabilities, Net 1.5%	2,697,425

Total Net Assets - 100%	$180,790,433

Notes to the Investment Portfolio (Unaudited)

(a)
Rule 144A or Section 4(2) Liquid Security. The Fund's investment adviser has deemed this security to be liquid based on procedures approved by the Fund's Board of Directors. As of March 31, 2011, the aggregate value of Rule 144A or Section 4(2) Liquid Securities was $48,481,870 (26.8% of net assets).

(b)	Perpetual maturity security.
(c)	Interest rate is fixed until stated call date and variable thereafter.
(d)
Floating rate note. Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of March 31, 2011.

(e)
Restricted Rule 144A or Section 4(2) security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to institutional buyers.

(f)
Security fair valued in good faith in accordance with the procedures established by the Fund's Board of Directors. As of March 31, 2011, the value of fair valued securities was $949,326 (0.5% of net assets).

(g)	All or a portion of the security or cash pledged as collateral for open futures contracts or swap agreements. Total value of securities or cash pledged as of March 31, 2011 was $813,581.

Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar EUR - European Currency Unit (Euro) GBP - British Pound
GSB - Goldman Sachs Bank USA
GSC - Goldman Sachs & Co.
GSI - Goldman Sachs International
JPY - Japanese Yen KRW - Korean Won
MBIA - Municipal Bond Investors Assurance
NIM - Net Interest Margin NOK - Norwegian Krone
REMIC - Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of the financial statements.

Restricted Securities.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The following table consists of Rule 144A securities held by the Fund at March 31, 2011,  that have not been deemed liquid by the Fund's investment adviser.

Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

Commonwealth Bank of Australia , 1.04%, 03/17/14	03/10/2011	$ 200,000	$ 199,712	0.1%
Galaxy CLO Ltd. , 0.58%, 04/17/17	03/03/2011	953,237	949,326	0.5
		$ 1,153,237	$ 1,149,038	0.6%

Security Valuation.  Investments are stated at value determined as of the close of regular trading (generally, 4:00 PM Eastern Time) on the New York Stock Exchange ("NYSE") on each day the exchange is open for trading.  Debt securities are valued by independent pricing services approved by, or at the direction of, the Fund’s Board of Directors (the “Board”).  If the pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.  Fixed income securities with a remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, unless it is determined that such price does not approximate market value.  Forward foreign currency contracts are valued at the forward foreign currency exchange rate as of the close of the NYSE.  Futures are valued based upon their quoted daily settlement prices.  In the event that the settlement price is unavailable, the closing price will be used for valuation.  Exchange-traded options are valued by approved pricing sources at last traded price prior to the close of business on the local exchange.  If the last trade is determined to not be representative of fair value, such instruments are valued at the last bid price.  Non-exchange traded derivatives, including swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, non-exchange traded derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services used to value debt and derivative securities may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Market quotations may not be readily available for certain debt and derivative investments.  If market quotations are not readily available or if it is determined that a quotation of an investment does not represent market value, then the investment is valued at a “fair value” as determined in good faith using procedures approved by the Board.  Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.  Situations that may require a security to be fair valued may include instances where a security is thinly traded or restricted as to resale.  In addition, securities may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters or government actions.  Securities are fair valued based on observable and unobservable inputs including Jackson Fund Services' (“JFS” or the “Administrator”) own assumptions in determining fair value.  Under the procedures adopted by the Board,  the Administrator may rely on independent pricing services or other sources to assist in determining the fair value of a security.  Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The value of an investment for purposes of calculating the Fund’s net asset value (“NAV”) can differ depending on the source and method used to determine the value.

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”) No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 clarifies existing disclosure requirements and mandates additional disclosure regarding fair value measurements.  Entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number.  See the Notes to the Investment Portfolio, FASB Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure”, for expanded disclosure of fair value measurements.

FASB Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure”.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes exchange-listed prices.  Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations of vendor evaluated debt instruments, broker quotes in active markets, securities valued at amortized cost, modeled over-the-counter derivatives contracts, and swap agreements valued by pricing services. Level 3 includes valuations determined from significant unobservable inputs including the Administrator’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include certain single source quotes received from brokers (either directly or through a vendor), securities restricted to resale due to market events, newly issued securities or securities for which reliable quotes are not available.  There were no significant transfers between the three category levels during the period.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's investments in securities and other financial instruments as of March 31, 2011 by valuation level.

	Assets - Investments in Securities
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$150,723,533	$—	$150,723,533
Non-U.S. Government Agency Asset-Backed Securities	—	23,922,410	949,326	24,871,736
Government and Agency Obligations	—	584,158	—	584,158
Short Term Investments	—	1,913,581	—	1,913,581
Fund Total	$—	$177,143,682	$949,326	$178,093,008

Assets - Other Financial Instruments†	Liabilities - Other Financial Instruments†
Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Written Options	$ -	$-	$-	$-	$(20,813)	$-	$-	$(20,813)
Futures Contracts	-	-	-	-	(142,268)	-	-	(142,268)
Forward Foreign Currency Contracts	-	139,402	-	139,402	-	(467,960)	-	(467,960)
Interest Rate Swap Agreements	-	1,408	-	1,408	-	(67,703)		(67,703)
Credit Default Swap Agreements	-	3,680	-	3,680	-	(19,335)	-	(19,335)
Fund Total	$ -	$144,490	$-	$144,490	$(163,081)	$(554,998)	$-	$(718,079)

†Investments in other financial instruments are derivative instruments not reflected in the Investment Portfolio and include forward foreign currency contracts, futures contracts, and swap agreements.  All derivatives are reflected at the unrealized appreciation/(depreciation) on the instrument.

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2011:

	Balance at Beginning of Period	Transfers into Level 3 During the Period	Transfers Out of Level 3 During the Period	Total Realized and Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period	Change in Unrealized Appreciation/ (Depreciation) During the Period for Level 3 Investments held at End of Period
Non-U.S. Government Agency Asset Backed Securities	$-	$-	$-	$(3,546)	$952,872	$-	$949,326	$(3,546)

Repurchase Agreements.  The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund agrees to purchase a security with a simultaneous agreement by the seller to repurchase the security back from the Fund at a specified price and date or upon demand.  The Fund, through the custodian or sub-custodian bank, receives delivery of underlying securities used as collateral, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the collateral’s value is at least equal to the principal amount of the repurchase price plus accrued interest.  The cutodian holds the collateral in a separate account until the agreement matures.  If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars generally using exchange rates in effect as of 4:00 PM Eastern Time.  Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized gain (loss) on investment transactions and net change in unrealized appreciation (depreciation) on investments, respectively.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges.  Net change in unrealized appreciation (depreciation) on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

FASB ASC Topic 815, “Derivatives and Hedging".  This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit-related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure that is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument are discussed in the following paragraphs.

Futures Contracts.  The Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  The Fund used futures contracts to manage its exposure to or hedge against changes in interest rates and as an efficient means of adjusting exposure to certain markets as part of its overall investment strategy.  Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the "initial margin".  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the "variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to the Fund since future contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, it is not subject to registration or regulation as a commodity pool operator under that Act.

Schedule of Open Futures Contracts
	Contracts Long	Unrealized Depreciation

3-Month Euro Euribor Future, — Expiration June 2011	10	$(1,110)
3-Month Euro Euribor Future, — Expiration December 2011	147	(141,158)
$(142,268)

Forward Foreign Currency Contracts.  The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  The Fund entered into forward foreign currency contracts to minimize foreign currency risk on portfolio securities denominated in foreign currencies and as part of its overall investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of foreign exchange that can be achieved in the future.  The market value of a forward foreign currency contact fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon delivery or receipt of the currency, a realized gain or loss which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Fund.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the U.S. dollar.

Counterparty	Currency Purchased/Sold	Settlement Date		Notional Amount	Currency Value	Unrealized Gain/(Loss)

GSC	AUD/USD	04/29/2011	AUD	1,800,000	$1,856,107	$41,151
GSC	CAD/USD	06/20/2011	CAD	2,279,000	2,346,546	13,942
GSC	EUR/USD	04/19/2011	EUR	200,000	283,360	10,390
GSC	KRW/USD	05/09/2011	KRW	2,488,640,000	2,263,826	23,826
GSC	NOK/USD	05/05/2011	NOK	7,891,000	1,424,576	32,650
GSC	USD/JPY	04/14/2011	JPY	(37,549,000)	(451,444)	2,516
GSC	USD/EUR	04/19/2011	EUR	(5,606,000)	(7,942,592)	(391,753)
GSC	USD/EUR	04/19/2011	EUR	(1,130,000)	(1,600,986)	(69,749)
GSC	USD/JPY	04/14/2011	JPY	(66,413,000)	(798,470)	14,927)

Counterparty	Currency Purchased/Sold	Settlement Date		Notional Amount	Currency Value	Unrealized Gain/(Loss)

GSC	USD/GBP	06/13/2011	GBP	(1,613,000)	(2,585,074)	41,151
					$(5,204,151)	$(328,558)

Options Contracts.  The Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, The Fund sold (“wrote”) put options on futures to manage its exposure to and hedge against changes in interest rates, generate income and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  An option contract on an interest rate futures contract is an option, for which a negotiated premium is paid, with an exchange-specified expiration date, to enter into an interest rate futures contract that is exchange-specified in terms of the financial instrument, settlement date, and exercise price.  A “put” on an interest rate futures contract requires a writer of the contract to enter into the buy side of the specified interest rate futures contract if a buyer of the put exercises the put before the expiration date.  A “call” on an interest rate futures contract requires a writer of the contract to enter into the sell side of the specified interest rate futures contract if a buyer of the call exercises the call before the expiration date.  Exercise of the option requires that the writer immediately deposit initial margin on the interest rate futures contract and immediately mark any loss position to the market.  Upon exercise of the option, the Fund may immediately enter into an offsetting futures contract with respect to the futures contract that was exercised.

When the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  When the Fund writes a call or put option, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.

Options contracts involve, to varying degrees, risk of loss in excess of the premium paid or received recorded by the Fund. The primary risks associated with the use of option contracts on futures contracts involve similar risks to trading in the underlying futures contracts, including the imperfect correlation between the change in value of the securities held by the Fund and the prices of the underlying futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  Option contracts entered into by the Fund during the period were traded on public markets that are regulated by the Commodities Futures Trading Commission.  Similar to futures contracts, there is minimal counterparty risk to the Fund since the options on futures contracts traded by the Fund were exchange traded and the exchange's clearing house, as counterparty to all exchange traded options, guarantees the options contracts against default.

Schedule of Written Option Contracts
	Expiration Date	Exercise Price	Contracts	Value
Eurodollar Future Put Option	03/19/2012	99	(37)	$(20,813)

	Contracts	Premiums
Options outstanding at December 31, 2010	–	$–
Options written during the period	(63)	(34,258)
Options closed during the period	–	–
Options expired during the period	26	3,998
Options outstanding at March 31, 2011	(37)	$(30,260)

Swap Agreements.  Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange the return generated by one instrument for the return generated by another instrument.  Swap agreements are illiquid investments.  If the Fund transacts in swap agreements, they are a party to International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreements (“ISDA Master Agreements”) with select counterparties.  The ISDA Master Agreements govern transactions in over-the-counter derivative and forward foreign currency contracts and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election of early termination could be material to the financial statements.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific swap agreement.

Swap agreements are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss.  Swap premiums paid or received at the beginning of the measurement period which are recorded by the Fund represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates, and other relevant factors as appropriate.  These upfront payments are amortized over the life of the swap agreement and recorded as a realized gain or loss upon termination or maturity of the swap agreement.  A liquidation payment received or made at the termination of the swap agreement is recorded as realized gain or loss.  Net periodic payments received or paid by the Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the unrealized gain or loss recorded by the Fund.  Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes the value of underlying securities and that the counterparty to the agreements may default on its obligation to perform.  In addition, entering into swap agreements involves documentation risk resulting from the possibility that that the parties to the swap agreements may disagree as to the meaning of contractual terms in the agreements.  The credit risk associated with contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis.  The Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Credit Default Swap Agreements.  The Fund may be subject to credit risk in the normal course of pursuing its investment objective.  The Fund used credit default swap agreements on corporate issues to manage credit exposure.  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

The Fund can be either a seller or buyer of protection when entering into a credit default swap agreement.  As a seller of protection, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap if there is no credit event.  As a seller, the Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or other deliverable obligations or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.  If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or other deliverable obligations or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, the Fund's maximum risk of loss from counterparty risk is the fair value of the agreement.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by posting collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.  The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Counterparty	Reference Obligation	Implied Credit Spread 3	Fixed Received / Pay Rate	Expiration Date	Notional Amount 1,4	Value	Unrealized Appreciation / (Depreciation)
Credit default swap agreements - sell protection 2
GSI	Canadian Natural Resources Ltd., 6.25%, 03/15/38	0.77%	1.00%	12/20/2015	$ (500,000)	$ 5,153	$ 3,680
GSI	Arcelormittal, 6.13%, 06/01/18	2.08%	1.00%	03/20/2016	$ (1,600,000)	$ (78,479)	$ (19,335)
$ (2,100,000)	$ (73,326)	$ (15,655)

1	Notional Amount is stated in USD unless otherwise noted.
2
When the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying security comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying security comprising the referenced index.

3
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

4
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of the swap agreement.

Interest Rate Swap Agreements.  The Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, the Fund entered into interest rate swap agreements to hedge against the risk that the value of their fixed rate bond investments would decrease/increase as interest rates rise/fall and to manage interest rate and yield curve exposures and as a substitute for investment in physical securities.  Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

The Fund's maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract's remaining life, to the extent this amount is positive.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount1	Unrealized Appreciation / (Depreciation)
GSB	3-Month LIBOR	Receiving	3.50%	06/15/2021	3,700,000	$ 1,408
GSB	3-Month LIBOR	Receiving	2.50%	06/15/2016	2,100,000	(25,751)
GSB	3-Month LIBOR	Receiving	3.50%	06/15/2021	1,900,000	(36,039)

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount1	Unrealized Appreciation / (Depreciation)
GSB	3-Month LIBOR	Receiving	3.50%	06/15/2021	300,000	(5,913)
$ (66,295)

1  Notional Amount is stated in USD unless otherwise noted.

Income Tax Information.  At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $175,283,828.  Net unrealized appreciation aggregated to $2,809,180, of which $5,464,510 related to appreciated investment securities and $2,655,330 related to depreciated investment securities.

For additional information on the Fund's policies regarding investments and other significant accounting matters, please refer to the Fund's most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)
The President/Principal Executive Officer and the Treasurer/Principal Financial Officer of the registrant have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within ninety (90) days of the filing date of this report on Form N-Q, that such controls and procedures are effective and that the design and operation of such procedures ensures that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montgomery Street Income Securities, Inc.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	May 24, 2011

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer and Principal Financial Officer

Date:	May 24, 2011

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.